Note 2 - Other Comprehensive Income (Loss) (Details) - Components of Other Comprehensive Income (Loss) and Related Tax Effects (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of Other Comprehensive Income (Loss) and Related Tax Effects [Abstract]
Gross unrealized gains (losses) arising during the period	$ 38	$ (1,272)	$ (520)
Gross unrealized gains (losses) arising during the period	(218)	(647)	0
Gross unrealized gains (losses) arising during the period	256	(625)	(520)
Less reclassification of net gains included in net income	0	0	0
Less reclassification of net gains included in net income	0	0	0
Less reclassification of net gains included in net income	0	0	0
Net unrealized gains (losses) arising during the period	38	(1,272)	(520)
Net unrealized gains (losses) arising during the period	(218)	(647)	0
Net unrealized gains (losses) arising during the period	256	(625)	(520)
Other comprehensive income (loss)	38	(1,272)	(520)
Other comprehensive income (loss)	(218)	(647)	0
Other comprehensive income (loss)	$ 256	$ (625)	$ (520)